Schedule of Investments (unaudited) July 31, 2021	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 1.9%
County of Jefferson Alabama Sewer Revenue, Refunding RB
Series A, Senior Lien, (AGM), 5.00%, 10/01/44	$1,665	$1,840,907
Series A, Senior Lien, (AGM), 5.25%, 10/01/48	3,175	3,522,028
Series D, Sub Lien, 6.00%, 10/01/42	7,410	8,476,521

		13,839,456

Arizona — 3.0%
Glendale Industrial Development Authority, RB
5.00%, 05/15/41	190	219,980
5.00%, 05/15/56	750	851,310
Industrial Development Authority of the City of Phoenix, RB, Series A, 5.00%, 07/01/46(a)	3,575	3,996,564
Salt Verde Financial Corp., RB
5.00%, 12/01/32	7,365	9,829,918
5.00%, 12/01/37	5,000	7,134,500

		22,032,272

Arkansas — 1.0%
Arkansas Development Finance Authority, RB
5.00%, 12/01/47	1,120	1,415,591
Series A, AMT, 4.50%, 09/01/49(a)	5,230	5,880,978

		7,296,569

California — 4.3%
California Educational Facilities Authority, RB,
Series V-1, 5.00%, 05/01/49	4,455	7,215,986
California Health Facilities Financing Authority, Refunding RB
Series A, 5.00%, 07/01/33	2,560	2,790,477
Series A, 4.00%, 04/01/45	820	972,143
California Municipal Finance Authority, RB, S/F Housing
Series A, 5.25%, 08/15/39	305	332,548
Series A, 5.25%, 08/15/49	770	832,432
California Pollution Control Financing Authority, RB,
Series A, AMT, 5.00%, 11/21/45(a)	1,650	1,717,056
California State Public Works Board, RB,
Series I, 5.00%, 11/01/38	1,605	1,769,561
California Statewide Financing Authority, RB, Series A, 6.00%, 05/01/43	3,285	3,294,034
City of Los Angeles Department of Airports, Refunding ARB
Series A, AMT, 5.00%, 05/15/31	715	964,156
Series A, AMT, 5.00%, 05/15/32	860	1,154,670
Series A, AMT, 5.00%, 05/15/33	850	1,135,396
Series A, AMT, 5.00%, 05/15/38	605	795,817
Series A, AMT, 5.00%, 05/15/39	650	854,113
Golden State Tobacco Securitization Corp., Refunding RB
Series A-1, 5.25%, 06/01/47	1,140	1,180,687
Series A-2, 5.00%, 06/01/47	4,525	4,677,085
State of California, GO, (AMBAC), 5.00%, 04/01/31	10	10,034
State of California, Refunding GO, 3.00%, 12/01/46	1,045	1,145,539
Stockton Public Financing Authority, RB, Series A, 6.25%, 10/01/23(b)	740	838,272

		31,680,006

Security	Par (000)	Value

Colorado — 1.7%
Arapahoe County School District No.6 Littleton, GO, Series A, (SAW), 5.50%, 12/01/43	$2,635	$3,477,488
Colorado Health Facilities Authority, Refunding RB, Series A, 4.00%, 08/01/44	3,735	4,330,172
Denver Connection West Metropolitan District, GO, Series A, 5.38%, 08/01/47	1,250	1,316,825
State of Colorado, COP, Series O, 4.00%, 03/15/44	2,695	3,159,295

		12,283,780

Connecticut — 0.7%
State of Connecticut Special Tax Revenue, RB
Series A, 4.00%, 05/01/36	690	840,247
Series A, 4.00%, 05/01/39	440	532,550
State of Connecticut, GO, Series A, 4.00%, 01/15/38	3,080	3,727,108

		5,099,905

Delaware — 0.4%
Delaware Transportation Authority, RB, 5.00%, 06/01/55	2,430	2,804,730

District of Columbia — 7.3%
District of Columbia, Refunding RB 5.00%, 04/01/35	910	1,111,647
5.00%, 10/01/48	4,875	5,950,669
District of Columbia, TA, 5.13%, 06/01/41	4,440	4,454,918
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB
Series A, AMT, 4.00%, 10/01/37	715	878,878
Series A, AMT, 4.00%, 10/01/38	715	876,726
Series A, AMT, 4.00%, 10/01/39	1,060	1,293,083
Series A, AMT, 4.00%, 10/01/40	860	1,046,981
Series A, AMT, 4.00%, 10/01/41	795	963,349
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB
Series A, 5.00%, 10/01/53	4,240	4,360,416
Series B, Subordinate, 4.00%, 10/01/49	1,615	1,858,542
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB, CAB(c)
Series B, 2nd Senior Lien, (AGC), 0.00%, 10/01/31	8,350	7,171,147
Series B, 2nd Senior Lien, (AGC), 0.00%, 10/01/32	15,000	12,542,400
Series B, 2nd Senior Lien, (AGC), 0.00%, 10/01/33	13,410	10,944,840

		53,453,596

Florida — 4.4%
Alachua County Health Facilities Authority, RB, Series A, 5.00%, 12/01/44	4,825	5,503,540
Capital Projects Finance Authority, RB
Series A-1, 5.00%, 10/01/32	405	513,892
Series A-1, 5.00%, 10/01/33	455	575,420
Series A-1, 5.00%, 10/01/34	455	572,950
Series A-1, 5.00%, 10/01/35	150	188,243
Collier County Health Facilities Authority, Refunding RB, Series A, 5.00%, 05/01/45	2,790	3,168,045
County of Miami-Dade Florida Aviation Revenue, Refunding RB
Series A, 4.00%, 10/01/37	680	822,943
Series A, 4.00%, 10/01/38	680	821,957
Series A, 4.00%, 10/01/39	505	609,444
County of Sarasota Florida Utility System Revenue, RB Series A, 5.00%, 10/01/45	905	1,174,002
Series A, 5.00%, 10/01/50	1,360	1,747,750

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Florida Development Finance Corp., RB(a) Series A, 5.00%, 06/15/40	$455	$530,507
Series A, 5.00%, 06/15/50	1,510	1,729,433
Series A, 5.00%, 06/15/55	905	1,034,125
Mid-Bay Bridge Authority, RB, Series A, 7.25%, 10/01/21(b)	6,150	6,220,971
Santa Rosa Bay Bridge Authority, RB, 6.25%, 07/01/28(d)(e)	3,036	2,659,751
Volusia County Educational Facility Authority, Refunding RB, 5.00%, 10/15/49	3,695	4,669,002

		32,541,975

Georgia — 2.4%
Gainesville & Hall County Hospital Authority, Refunding RB, Series A, (GTD), 5.50%, 08/15/54	1,075	1,249,064
George L Smith II Congress Center Authority, RB, 4.00%, 01/01/54	740	863,476
Georgia Housing & Finance Authority, RB, S/F Housing, Series B, 2.50%, 06/01/50	1,510	1,539,611
Main Street Natural Gas, Inc., RB Series A, 5.00%, 05/15/35	1,040	1,459,942
Series A, 5.00%, 05/15/36	1,040	1,478,547
Series A, 5.00%, 05/15/37	1,145	1,648,949
Series A, 5.00%, 05/15/38	630	920,279
Series A, 5.00%, 05/15/49	2,100	3,318,819
Municipal Electric Authority of Georgia, RB, 4.00%, 01/01/49	3,290	3,715,561
Municipal Electric Authority of Georgia, Refunding RB, Sub-Series A, 4.00%, 01/01/49	1,285	1,469,963

		17,664,211

Idaho — 1.4%
Power County Industrial Development Corp., RB, AMT, 6.45%, 08/01/32	10,000	10,039,200

Illinois — 10.9%
Chicago Board of Education, GO Series C, 5.25%, 12/01/35	3,095	3,493,203
Series D, 5.00%, 12/01/46	4,040	4,500,772
Series H, 5.00%, 12/01/36	460	560,427
Chicago Board of Education, Refunding GO Series C, 5.00%, 12/01/25	1,365	1,606,250
Series D, 5.00%, 12/01/25	1,735	2,041,418
Series D, 5.00%, 12/01/31	1,000	1,234,220
Series F, 5.00%, 12/01/22	1,305	1,382,060
Series G, 5.00%, 12/01/34	455	559,382
Chicago O’Hare International Airport, Refunding RB, Series A, Senior Lien, 4.00%, 01/01/37	1,960	2,360,702
Chicago Transit Authority Sales Tax Receipts Fund, RB, 5.25%, 12/01/21(b)	2,130	2,165,124
Cook County Community College District No. 508, GO, 5.50%, 12/01/38	1,635	1,786,843
Illinois Finance Authority, RB Series A, 5.00%, 02/15/47	500	564,630
Series A, 5.00%, 02/15/50	270	303,558
Illinois State Toll Highway Authority, RB Series A, 5.00%, 01/01/45	2,705	3,497,024
Series C, 5.00%, 01/01/37	5,815	6,689,518
Metropolitan Pier & Exposition Authority, RB, Series A, 5.00%, 06/15/57	1,835	2,202,257

Security	Par (000)	Value

Illinois (continued)
Metropolitan Pier & Exposition Authority, Refunding RB, 4.00%, 06/15/50	$2,830	$3,276,857
Metropolitan Pier & Exposition Authority, Refunding RB, CAB(c) Series B, (AGM), 0.00%, 06/15/43	10,925	6,650,157
Series B, (AGM), 0.00%, 06/15/47	27,225	14,616,286
State of Illinois, GO 5.50%, 07/01/38	4,000	4,320,000
5.00%, 02/01/39	3,195	3,500,187
Series A, 5.00%, 04/01/38	2,510	2,650,610
Series D, 5.00%, 11/01/24	5,800	6,648,598
State of Illinois, Refunding GO, Series B, 5.00%, 10/01/28	1,000	1,268,620
University of Illinois, RB, Series A, 5.00%, 04/01/44	2,045	2,279,357

		80,158,060

Indiana — 2.8%
City of Valparaiso Indiana, RB
AMT, 6.75%, 01/01/34	1,635	1,807,542
AMT, 7.00%, 01/01/44	3,950	4,372,057
Indiana Finance Authority, RB Series A, 1st Lien, 5.25%, 10/01/38	6,665	6,720,519
Series A, AMT, 5.00%, 07/01/44	910	975,538
Series A, AMT, 5.00%, 07/01/48	3,015	3,247,306
Series A, AMT, 5.25%, 01/01/51	840	910,426
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 01/15/40	2,580	2,752,421

		20,785,809

Iowa — 1.0%
Iowa Finance Authority, Refunding RB 5.25%, 12/01/25	940	1,035,965
Series B, 5.25%, 12/01/50(f)	5,720	6,295,718

		7,331,683

Kentucky — 1.2%
Kentucky Economic Development Finance Authority, RB, Series A, 5.25%, 01/01/23(b)	2,055	2,203,946
Kentucky Economic Development Finance Authority, Refunding RB, Series A, (AGM), 5.00%, 12/01/45	2,625	3,204,337
Kentucky Public Transportation Infrastructure Authority, RB, CAB, Series C, Convertible, 6.75%, 07/01/43(g)	2,485	3,072,529

		8,480,812

Louisiana — 1.9%
Louisiana Public Facilities Authority, Refunding RB, 5.00%, 04/01/45	5,500	7,037,580
Tobacco Settlement Financing Corp., Refunding RB Series A, 5.25%, 05/15/31	635	636,390
Series A, 5.25%, 05/15/32	2,240	2,320,640
Series A, 5.25%, 05/15/33	2,430	2,517,140
Series A, 5.25%, 05/15/35	1,025	1,105,893

		13,617,643

Maryland — 0.8%
County of Prince George’s Maryland, ARB, 5.20%, 07/01/34	1,162	1,163,011

2

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Maryland (continued)
Maryland Health & Higher Educational Facilities Authority, RB, Series 2017, 5.00%, 12/01/46	$880	$1,077,701
Maryland State Transportation Authority, Refunding RB, Series A, 2.50%, 07/01/47	3,680	3,769,681

		6,010,393

Massachusetts — 1.8%
Massachusetts Bay Transportation Authority, Refunding RB, Series A-1, 5.25%, 07/01/29.	3,250	4,346,907
Massachusetts Housing Finance Agency, RB, M/F Housing Series C-1, 3.15%, 12/01/49	1,165	1,216,144
Series C-1, 3.25%, 12/01/54	4,280	4,476,195
Massachusetts Port Authority, ARB, Series E, AMT, 5.00%, 07/01/51	2,325	2,993,740

		13,032,986

Michigan — 2.6%
City of Detroit Michigan Sewage Disposal System Revenue, Refunding RB, Series A, Senior Lien, 5.25%, 07/01/22(b)	8,995	9,419,744
Michigan Finance Authority, Refunding RB, Series A, 4.00%, 12/01/49	1,710	2,019,578
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 2.70%, 10/01/56	1,995	2,005,953
Michigan State University, Refunding RB, Series B, 5.00%, 02/15/48	2,105	2,659,457
Michigan Strategic Fund, RB, AMT,5.00%, 06/30/48	2,255	2,745,846

		18,850,578

Minnesota — 1.1%
Duluth Economic Development Authority, Refunding RB Series A, 4.25%, 02/15/48	2,160	2,485,210
Series A, 5.25%, 02/15/53	4,315	5,358,669

		7,843,879

Missouri — 2.2%
Health & Educational Facilities Authority of the State of Missouri, RB, 4.00%, 06/01/53	6,030	7,096,044
Health & Educational Facilities Authority of the State of Missouri, Refunding RB 5.50%, 05/01/43	510	552,651
Series A, 4.00%, 07/01/46	1,250	1,509,913
Series C, 5.00%, 11/15/47	5,470	6,736,250

		15,894,858

Nebraska — 0.4%
Central Plains Energy Project, RB 5.25%, 09/01/37	1,670	1,757,858
5.00%, 09/01/42	925	971,093

		2,728,951

New Hampshire(a) — 0.7%
New Hampshire Business Finance Authority, Refunding RB Series B, 4.63%, 11/01/42	3,205	3,369,160
Series C, AMT, 4.88%, 11/01/42	1,665	1,758,024

		5,127,184

New Jersey — 13.1%
Casino Reinvestment Development Authority, Inc., Refunding RB 5.25%, 11/01/39	3,490	3,907,090

Security	Par (000)	Value

New Jersey (continued)
Casino Reinvestment Development Authority, Inc., Refunding RB (continued) 5.25%, 11/01/44	$3,180	$3,521,532
Hudson County Improvement Authority, RB, 4.00%, 10/01/46	3,470	4,169,274
New Jersey Economic Development Authority, RB 4.00%, 11/01/38	1,075	1,247,591
4.00%, 11/01/39	860	994,685
5.00%, 06/15/49	4,850	6,021,905
Series EEE, 5.00%, 06/15/48	7,780	9,614,213
Series B, AMT, 6.50%, 04/01/31	2,155	2,345,610
New Jersey Economic Development Authority, Refunding ARB, AMT, 5.00%, 10/01/47	3,040	3,586,592
New Jersey Transportation Trust Fund Authority, RB Series AA, 5.00%, 06/15/44	3,875	4,223,005
Series BB, 5.00%, 06/15/50	10,800	13,291,344
New Jersey Transportation Trust Fund Authority, RB, CAB, Series C, (AMBAC), 0.00%, 12/15/35(c)	7,395	5,620,422
New Jersey Turnpike Authority, RB Series A, 5.00%, 07/01/22(b)	685	715,640
Series A, 4.00%, 01/01/42	1,530	1,853,549
Series E, 5.00%, 01/01/45	5,425	6,200,938
State of New Jersey, GO
Series A, 4.00%, 06/01/31	1,180	1,499,957
Series A, 3.00%, 06/01/32	2,715	3,149,373
Tobacco Settlement Financing Corp., Refunding RB Series A, 5.25%, 06/01/46	5,120	6,286,336
Sub-Series B, 5.00%, 06/01/46	14,860	17,797,970

		96,047,026

New York — 14.0%
City of New York, GO, Series C, 5.00%, 08/01/42	2,330	3,030,072
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/45	4,070	4,099,345
Metropolitan Transportation Authority, RB Series B, 5.25%, 11/15/38	4,960	5,580,794
Series B, 5.25%, 11/15/39	1,765	1,984,672
Metropolitan Transportation Authority, Refunding RB Series C-1, 4.75%, 11/15/45	3,335	4,138,001
Series C-1, 5.00%, 11/15/50	1,085	1,348,850
Series C-1, 5.25%, 11/15/55	1,605	2,026,409
Monroe County Industrial Development Corp., Refunding RB 4.00%, 12/01/46	1,090	1,289,394
Series A, 4.00%, 07/01/50	2,240	2,653,302
New York City Housing Development Corp., RB, M/F Housing
Series A, 3.00%, 11/01/55	2,220	2,299,631
Series F-1, (FHA), 2.40%, 11/01/46	5,310	5,338,568
Series F-1, (FHA), 2.50%, 11/01/51	3,660	3,707,946
New York City Industrial Development Agency,
Refunding RB Series A, Class A, (AGM), 3.00%, 01/01/37	455	503,567
Series A, Class A, (AGM), 3.00%, 01/01/39	455	501,524
Series A, Class A, (AGM), 3.00%, 01/01/40	320	352,070
New York City Transitional Finance Authority Future Tax Secured Revenue, RB Sub-Series E-1, 5.00%, 02/01/42	4,235	4,334,734
Series C, Subordinate, 4.00%, 05/01/45	2,275	2,727,884

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York City Transitional Finance Authority Future Tax Secured Revenue, RB (continued) Sub-Series C-1, Subordinate, 4.00%, 05/01/40	$905	$1,102,851
New York Counties Tobacco Trust IV, Refunding RB, Series A, 6.25%, 06/01/41(a)	3,500	3,550,155
New York Liberty Development Corp., Refunding RB(a) Series 1, Class 1, 5.00%, 11/15/44	8,145	8,999,899
Series 2, Class 2, 5.15%, 11/15/34	705	794,168
Series 2, Class 2, 5.38%, 11/15/40	1,760	1,988,325
New York State Environmental Facilities Corp., RB, Series B, Subordinate, 5.00%, 06/15/48	3,750	4,729,612
New York State Urban Development Corp., RB Series A, 4.00%, 03/15/49	16,590	19,595,942
Series A, 3.00%, 03/15/50	2,695	2,891,466
New York Transportation Development Corp., ARB, Series A, AMT, 5.25%, 01/01/50	1,525	1,725,599
New York Transportation Development Corp., RB AMT, 5.00%, 10/01/35	750	971,018
AMT, 5.00%, 10/01/40	2,120	2,710,547
Triborough Bridge & Tunnel Authority, RB Series A, 4.00%, 11/15/54	2,065	2,466,457
Series A, 5.00%, 11/15/54	1,770	2,281,388
Series A, 5.00%, 11/15/56	1,850	2,408,404
Westchester County Healthcare Corp., RB, Series A, Senior Lien, 5.00%, 11/01/44	431	481,235

		102,613,829

North Carolina — 1.3%
County of Union North Carolina Enterprise System Revenue, RB, 3.00%, 06/01/51	4,300	4,722,432
North Carolina Medical Care Commission, RB Series A, 4.00%, 10/01/40	240	271,666
Series A, 5.00%, 10/01/40	360	441,965
Series A, 4.00%, 10/01/45	220	247,485
Series A, 5.00%, 10/01/45	640	782,381
Series A, 4.00%, 10/01/50	270	303,755
Series A, 5.00%, 10/01/50	720	869,997
University of North Carolina at Chapel Hill, RB, 5.00%, 02/01/49	1,130	1,818,678

		9,458,359

North Dakota — 0.3%
County of Cass North Dakota, Refunding RB, Series B, 5.25%, 02/15/58	2,000	2,477,340

Ohio — 3.9%
Buckeye Tobacco Settlement Financing Authority, Refunding RB Series A-2, Class 1, 4.00%, 06/01/37	610	731,622
Series A-2, Class 1, 4.00%, 06/01/38	610	729,395
Series A-2, Class 1, 4.00%, 06/01/39	610	726,815
Series A-2, Class 1, 4.00%, 06/01/48	1,605	1,875,057
Series B-2, Class 2, 5.00%, 06/01/55	7,005	8,219,527
County of Allen Ohio Hospital Facilities Revenue, Refunding RB, Series A, 4.00%, 11/01/44	4,160	4,521,504
County of Franklin Ohio, RB Series 2017, 5.00%, 12/01/46	840	1,028,210
Series A, 6.13%, 07/01/22(b)	80	84,405
Series A, 6.13%, 07/01/40	1,300	1,357,356
Series A, 4.00%, 12/01/49	1,060	1,248,977
County of Hamilton Ohio, Refunding RB 4.00%, 08/15/50	1,245	1,477,653

Security	Par (000)	Value

Ohio (continued)
County of Hamilton Ohio, Refunding RB (continued) Series A, 3.75%, 08/15/50	$2,190	$2,509,937
Ohio Air Quality Development Authority, RB, AMT, 5.00%, 07/01/49(a)	1,545	1,818,419
State of Ohio, RB, AMT, 5.00%, 06/30/53	1,685	1,861,335

		28,190,212

Oklahoma — 1.7%
Oklahoma Development Finance Authority, RB, Series B, 5.50%, 08/15/57	2,460	3,052,614
Oklahoma Turnpike Authority, RB Series A, 4.00%, 01/01/48	4,320	4,972,882
Series C, 4.00%, 01/01/42	4,115	4,752,002

		12,777,498

Oregon — 0.6%
Port of Portland Oregon Airport Revenue, Refunding ARB, Series 27-A, AMT, 5.00%, 07/01/45	3,755	4,748,198

Pennsylvania — 3.4%
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, Series A, 5.00%, 05/01/42	5,250	5,436,742
Hospitals & Higher Education Facilities Authority of Philadelphia, RB, Series A, 5.63%, 07/01/42	1,325	1,376,543
Montgomery County Higher Education and Health Authority, Refunding RB Series A, 5.00%, 09/01/43	2,610	3,217,582
Series A, 4.00%, 09/01/49	1,185	1,328,112
Pennsylvania Economic Development Financing Authority, RB, AMT, 5.00%, 06/30/42	1,765	2,053,736
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	3,210	3,431,073
Pennsylvania Higher Educational Facilities Authority, RB, 4.00%, 08/15/49	4,875	5,728,612
Pennsylvania Turnpike Commission, RB, Series A, 5.00%, 12/01/44	2,305	2,634,869

		25,207,269

Puerto Rico — 5.7%
Children’s Trust Fund, Refunding RB 5.50%, 05/15/39	1,430	1,465,307
5.63%, 05/15/43	1,430	1,446,645
Puerto Rico Commonwealth Aqueduct & Sewer Authority, RB Series A, Senior Lien, 5.00%, 07/01/33	5,165	5,348,719
Series A, Senior Lien, 5.13%, 07/01/37	1,470	1,520,509
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB Series A-1, Restructured, 4.75%, 07/01/53	3,817	4,390,886
Series A-1, Restructured, 5.00%, 07/01/58	14,706	17,134,402
Series A-2, Restructured, 4.78%, 07/01/58	6,236	7,170,153
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(c) Series A-1, Restructured, 0.00%, 07/01/46	8,495	2,838,009
Series A-1, Restructured, 0.00%, 07/01/51	1,547	375,596

		41,690,226

Rhode Island — 2.9%
Central Falls Detention Facility Corp., Refunding RB, 7.25%, 07/15/35(d)(e)	4,155	623,250

4

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Rhode Island (continued)
Tobacco Settlement Financing Corp., Refunding RB
Series B, 4.50%, 06/01/45	$8,215	$9,146,499
Series B, 5.00%, 06/01/50	9,875	11,306,085

		21,075,834

South Carolina — 3.8%
South Carolina Jobs-Economic Development Authority, Refunding RB, Series A, 5.00%, 05/01/48	6,455	7,893,626
South Carolina Public Service Authority, RB, Series A, 5.50%, 12/01/54	8,090	9,122,769
South Carolina Public Service Authority, Refunding RB
Series A, 5.00%, 12/01/50	5,000	5,700,800
Series E, 5.25%, 12/01/55	4,550	5,320,224

		28,037,419

Tennessee — 1.0%
Chattanooga Health Educational & Housing Facility Board, RB, Series A, 5.25%, 01/01/23(b)	2,855	3,061,303
Chattanooga Health Educational & Housing Facility Board, Refunding RB, Series A, 4.00%, 08/01/44	330	385,648
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Series A, 5.00%, 07/01/40	1,440	1,708,963
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, Series A, 5.25%, 10/01/58	2,025	2,488,664

		7,644,578

Texas — 5.5%
Central Texas Regional Mobility Authority, RB, Series E, Senior Lien, 4.00%, 01/01/50	4,525	5,291,173
Central Texas Regional Mobility Authority, Refunding RB, Sub Lien, 5.00%, 01/01/23(b)	725	775,344
City of Houston Texas Airport System Revenue, RB, Series B-1, AMT, 5.00%, 07/15/30	3,600	4,036,212
City of Houston Texas Airport System Revenue, Refunding RB, AMT, 5.00%, 07/01/29	1,765	1,944,536
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, Series A, 5.00%, 02/01/48	2,440	3,073,717
Clifton Higher Education Finance Corp., RB, 6.00%, 08/15/43	1,525	1,688,099
Harris County Cultural Education Facilities Finance Corp., RB
Series B, 7.00%, 01/01/23(b)	485	532,132
Series B, 6.38%, 01/01/33	460	492,421
North Texas Tollway Authority, RB, CAB, Series B, 0.00%, 09/01/31(b)(c)	4,110	2,267,199
North Texas Tollway Authority, Refunding RB, Series A, 5.00%, 01/01/38	1,910	2,195,793
San Antonio Water System, Refunding RB, Series A, Junior Lien, 5.00%, 05/15/48	2,695	3,352,607
Tarrant County Cultural Education Facilities Finance Corp., RB, Series B, 5.00%, 07/01/48	9,585	11,809,199
Texas Transportation Commission, RB, Series A, 5.00%, 08/01/57	2,435	2,860,638

		40,319,070

Security	Par (000)	Value

Utah — 1.0%
City of Salt Lake City Utah Airport Revenue, ARB
Series A, AMT, 5.00%, 07/01/47	$1,920	$2,304,250
Series A, AMT, 5.00%, 07/01/48	1,845	2,239,406
County of Utah, RB
Series A, 4.00%, 05/15/43	450	539,095
Series A, 3.00%, 05/15/50	2,065	2,220,845

		7,303,596

Vermont — 1.2%
Vermont Educational & Health Buildings Financing Agency, Refunding RB 5.00%, 11/01/49	3,640	4,625,639
4.00%, 11/01/50	3,275	3,828,148

		8,453,787

Virginia — 1.0%
Virginia Small Business Financing Authority, RB
AMT, Senior Lien, 5.25%, 01/01/32	3,270	3,415,646
AMT, Senior Lien, 6.00%, 01/01/37	3,900	4,097,730

		7,513,376

Washington — 1.6%
Port of Seattle Washington, ARB
Series A, AMT, 5.00%, 05/01/43	3,120	3,719,602
Series C, AMT, 5.00%, 04/01/40	1,565	1,766,431
Washington Health Care Facilities Authority, RB,
Series A, 5.75%, 01/01/23(b)	4,745	5,123,651
Washington Health Care Facilities Authority, Refunding RB, Series A, 4.00%, 08/01/44	715	833,154

		11,442,838

West Virginia — 0.5%
West Virginia Parkways Authority, RB, Senior Lien, 4.00%, 06/01/51	3,050	3,695,533

Wisconsin — 0.3%
Public Finance Authority, RB
Series A, 5.00%, 07/15/39(a)	190	217,599
Series A, 5.00%, 07/15/49(a)	720	807,034
Series A, 5.00%, 07/15/54(a)	345	384,016
Series B, 5.00%, 06/01/49	930	1,115,163

		2,523,812

Total Municipal Bonds — 118.7% (Cost: $765,046,207)		869,818,336

Municipal Bonds Transferred to Tender Option Bond Trusts(h)

California — 2.1%
Bay Area Toll Authority, Refunding RB, 4.00%, 04/01/42(i)	6,496	7,506,528
Sacramento Area Flood Control Agency, Refunding SAB, 5.00%, 10/01/47	6,494	7,831,407

		15,337,935

SCHEDULE OF INVESTMENTS	5

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Colorado — 2.0%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.25%, 12/01/48(i)	$4,775	$5,990,780
County of Adams Colorado, Refunding COP, 4.00%, 12/01/45	7,820	8,734,549

		14,725,329

District of Columbia — 2.2%
District of Columbia Housing Finance Agency, RB, M/F Housing, Series B-2, (FHA), 4.10%, 09/01/39	10,265	11,692,549
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB, Series B, Subordinate, (AGM), 4.00%, 10/01/53	3,779	4,433,366

		16,125,915

Georgia — 1.5%
Dalton Whitfield County Joint Development Authority, RB, 4.00%, 08/15/48	6,660	7,721,737
Georgia Housing & Finance Authority, Refunding RB, Series A, 3.60%, 12/01/44	3,037	3,335,474

		11,057,211

Illinois — 0.5%
Illinois Finance Authority, Refunding RB
Series C, 4.00%, 02/15/27(b)	6	6,627
Series C, 4.00%, 02/15/41	2,994	3,426,145

		3,432,772

Massachusetts — 1.3%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Series A, 4.00%, 06/01/45	4,333	4,847,362
Massachusetts School Building Authority, RB, Series B, 5.00%, 10/15/21(b)	4,607	4,652,453

		9,499,815

New York — 11.5%
Hudson Yards Infrastructure Corp., RB 5.75%, 02/15/47(i)	654	657,182
5.75%, 02/15/47	403	404,279
New York Liberty Development Corp., ARB, 5.25%, 12/15/43	21,629	22,023,479
New York Liberty Development Corp., Refunding RB, 5.75%, 11/15/51(i)	13,081	13,271,694
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/60	2,760	3,291,962
New York State Dormitory Authority, Refunding RB,
Series D, 4.00%, 02/15/47	12,580	14,769,927
New York State Thruway Authority, Refunding RB, Series B, Subordinate, 4.00%, 01/01/50	6,065	7,093,751
New York State Urban Development Corp., RB, Series A, 4.00%, 03/15/46	13,980	16,349,330
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	5,400	6,402,402

		84,264,006

North Carolina — 0.9%
North Carolina Capital Facilities Finance Agency, Refunding RB, Series B, 5.00%, 10/01/25(b)	5,290	6,311,816

Pennsylvania — 0.8%
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	4,877	6,045,284

Security	Par (000)	Value

Rhode Island — 0.5%
Narragansett Bay Commission, Refunding RB, Series A, 4.00%, 09/01/22(b)	$3,272	$3,409,812

Texas — 6.4%
Board of Regents of the University of Texas System, Refunding RB, Series B, 5.00%, 08/15/43	6,243	6,539,589
City of San Antonio Texas Electric & Gas Systems Revenue, RB, Junior Lien, 5.00%, 02/01/23(b)	5,060	5,430,797
Lower Colorado River Authority, Refunding, RB, 4.00%,05/15/43	4,335	4,445,976
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue, Refunding RB, Series A, 5.00%, 11/01/21(b)	6,920	7,004,424
San Antonio Public Facilities Corp., Refunding RB, 4.00%, 09/15/42	5,700	5,900,697
Texas Water Development Board, RB, Series A, 4.00%, 10/15/49	14,560	17,341,688

		46,663,171

Virginia — 2.3%
Hampton Roads Transportation Accountability Commission, RB, Series A, Senior Lien, 4.00%, 07/01/60(i)	4,496	5,333,901
Virginia Small Business Financing Authority, Refunding RB, Series A, 4.00%, 12/01/49	10,097	11,860,559

		17,194,460

Wisconsin — 1.9%
Wisconsin Health & Educational Facilities Authority, Refunding RB 4.00%, 12/01/46	5,950	6,780,065
4.00%, 12/15/49(i)	6,200	7,279,730

		14,059,795

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 33.9% (Cost: $229,359,348)		248,127,321

Total Long-Term Investments — 152.6% (Cost: $994,405,555)		1,117,945,657

	Shares

Short-Term Securities

Money Market Funds — 0.7%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.01%(j)(k)	4,713,707	4,714,650

Total Short-Term Securities — 0.7% (Cost: $4,714,650)		4,714,650

Total Investments — 153.3% (Cost: $999,120,205)		1,122,660,307

Other Assets Less Liabilities — 0.8%		6,103,301

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (19.8)%		(145,258,146)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (34.3)%		(251,084,925)

Net Assets Applicable to Common Shares — 100.0%		$732,420,537

6

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock MuniYield Fund, Inc. (MYD)

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Zero-coupon bond.
(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Non-income producing security.
(f)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(i)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between April 1, 2025 to November 15, 2051, is $22,119,088.

(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$650,459	$4,064,191	(a)	$—	$—	$—	$4,714,650	4,713,707	$68	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	89	09/21/21	$ 11,973	$(159,934)
U.S. Long Bond	68	09/21/21	11,218	(465,845)
5-Year U.S. Treasury Note	56	09/30/21	6,971	(59,903)

				$(685,682)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock MuniYield Fund, Inc. (MYD)

Fair Value Hierarchy as of Period End (continued)

is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$869,818,336	$—	$869,818,336
Municipal Bonds Transferred to Tender Option Bond Trusts	—	248,127,321	—	248,127,321
Short-Term Securities
Money Market Funds	4,714,650	—	—	4,714,650

	$4,714,650	$1,117,945,657	$—	$1,122,660,307

Derivative Financial Instruments(a)
Liabilities
Interest Rate Contracts	$(685,682)	$—	$—	$(685,682)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(145,234,382)	$—	$(145,234,382)
VRDP Shares at Liquidation Value	—	(251,400,000)	—	(251,400,000)

	$—	$(396,634,382)	$—	$(396,634,382)

Portfolio Abbreviation

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

FHA	Federal Housing Administration

GO	General Obligation Bonds

GTD	GTD Guaranteed

M/F	Multi-Family

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

SAW	State Aid Withholding

TA	Tax Allocation

8